Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000003068 | Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.FR_983130AX3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003068 | TransDigm, Inc.FR_893647BU0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003068 | Jane Street Group/JSG Finance, Inc.FR_47077WAD0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003068 | 1261229 BC Ltd.FR_68288AAA5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003068 | CSC Holdings LLCFR_126307AZ0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003068 | PNC Financial Services Group, Inc.FR_693475BC8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003068 | American Electric Power Co., Inc.FR_02557TAF6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003068 | Sunoco LPFR_86765KAE9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003068 | Discovery Global Holdings, Inc.FR_55903VBW2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003068 | CCO Holdings LLC/CCO Holdings Capital Corp.FR_1248EPCU5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003068 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	89.80%
C000003068 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003068 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003068 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003068 | AssetConvertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003068 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000003068 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003069 | Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.FR_983130AX3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003069 | TransDigm, Inc.FR_893647BU0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003069 | Jane Street Group/JSG Finance, Inc.FR_47077WAD0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003069 | 1261229 BC Ltd.FR_68288AAA5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003069 | CSC Holdings LLCFR_126307AZ0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003069 | PNC Financial Services Group, Inc.FR_693475BC8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003069 | American Electric Power Co., Inc.FR_02557TAF6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003069 | Sunoco LPFR_86765KAE9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003069 | Discovery Global Holdings, Inc.FR_55903VBW2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003069 | CCO Holdings LLC/CCO Holdings Capital Corp.FR_1248EPCU5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003069 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	89.80%
C000003069 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003069 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003069 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003069 | AssetConvertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003069 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000003069 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000263830 | Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.FR_983130AX3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000263830 | TransDigm, Inc.FR_893647BU0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000263830 | Jane Street Group/JSG Finance, Inc.FR_47077WAD0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000263830 | 1261229 BC Ltd.FR_68288AAA5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000263830 | CSC Holdings LLCFR_126307AZ0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000263830 | PNC Financial Services Group, Inc.FR_693475BC8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000263830 | American Electric Power Co., Inc.FR_02557TAF6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000263830 | Sunoco LPFR_86765KAE9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000263830 | Discovery Global Holdings, Inc.FR_55903VBW2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000263830 | CCO Holdings LLC/CCO Holdings Capital Corp.FR_1248EPCU5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000263830 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	89.80%
C000263830 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000263830 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000263830 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000263830 | AssetConvertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000263830 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000263830 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000201585 | U.S. Treasury NotesFR_91282CQG9
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000201585 | U.S. Treasury NotesFR_91282CQH7
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000201585 | Uniform Mortgage-Backed Security, TBAFR_01F032658
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000201585 | Uniform Mortgage-Backed Security, TBAFR_01F050643
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000201585 | Federal National Mortgage AssociationFR_31418EPB0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000201585 | Bank of America Corp.FR_06051GKA6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000201585 | Uniform Mortgage-Backed Security, TBAFR_01F040644
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000201585 | JPMorgan Chase & Co.FR_46647PBX3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000201585 | Wells Fargo & Co.FR_95000U2U6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000201585 | Government National Mortgage Association, TBAFR_21H040640
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201585 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	67.70%
C000201585 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000201585 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(10.20%)
C000201585 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000201585 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000201585 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000201585 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000201585 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000201585 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000201585 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000201586 | U.S. Treasury NotesFR_91282CQG9
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000201586 | U.S. Treasury NotesFR_91282CQH7
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000201586 | Uniform Mortgage-Backed Security, TBAFR_01F032658
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000201586 | Uniform Mortgage-Backed Security, TBAFR_01F050643
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000201586 | Federal National Mortgage AssociationFR_31418EPB0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000201586 | Bank of America Corp.FR_06051GKA6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000201586 | Uniform Mortgage-Backed Security, TBAFR_01F040644
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000201586 | JPMorgan Chase & Co.FR_46647PBX3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000201586 | Wells Fargo & Co.FR_95000U2U6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000201586 | Government National Mortgage Association, TBAFR_21H040640
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201586 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	67.70%
C000201586 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000201586 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(10.20%)
C000201586 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000201586 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000201586 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000201586 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000201586 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000201586 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000201586 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003063 | U.S. Treasury NotesFR_91282CQH7
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000003063 | Uniform Mortgage-Backed Security, TBAFR_01F050643
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003063 | Government National Mortgage Association, TBAFR_21H040640
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003063 | JPMorgan Chase & Co.FR_46625HRY8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003063 | U.S. Treasury NotesFR_91282CQE4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003063 | Wells Fargo & Co.FR_95000U3E1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003063 | Federal National Mortgage AssociationFR_31418EKT6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003063 | Government National Mortgage Association REMICSFR_38384W6J9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003063 | Uniform Mortgage-Backed Security, TBAFR_01F050445
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003063 | HSBC Holdings PLC (United Kingdom)FR_404280CL1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003063 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000003063 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003063 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003063 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(12.20%)
C000003063 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000003063 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000003063 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000003063 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000003063 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000003063 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003064 | U.S. Treasury NotesFR_91282CQH7
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000003064 | Uniform Mortgage-Backed Security, TBAFR_01F050643
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003064 | Government National Mortgage Association, TBAFR_21H040640
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003064 | JPMorgan Chase & Co.FR_46625HRY8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003064 | U.S. Treasury NotesFR_91282CQE4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003064 | Wells Fargo & Co.FR_95000U3E1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003064 | Federal National Mortgage AssociationFR_31418EKT6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003064 | Government National Mortgage Association REMICSFR_38384W6J9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003064 | Uniform Mortgage-Backed Security, TBAFR_01F050445
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003064 | HSBC Holdings PLC (United Kingdom)FR_404280CL1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003064 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000003064 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003064 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003064 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(12.20%)
C000003064 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000003064 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000003064 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000003064 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000003064 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000003064 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000058169 | U.S. Treasury NotesFR_91282CQH7
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000058169 | Uniform Mortgage-Backed Security, TBAFR_01F050643
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000058169 | Government National Mortgage Association, TBAFR_21H040640
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000058169 | JPMorgan Chase & Co.FR_46625HRY8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000058169 | U.S. Treasury NotesFR_91282CQE4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000058169 | Wells Fargo & Co.FR_95000U3E1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000058169 | Federal National Mortgage AssociationFR_31418EKT6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000058169 | Government National Mortgage Association REMICSFR_38384W6J9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000058169 | Uniform Mortgage-Backed Security, TBAFR_01F050445
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000058169 | HSBC Holdings PLC (United Kingdom)FR_404280CL1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000058169 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000058169 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000058169 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000058169 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(12.20%)
C000058169 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000058169 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000058169 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000058169 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000058169 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000058169 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000263828 | U.S. Treasury NotesFR_91282CQH7
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000263828 | Uniform Mortgage-Backed Security, TBAFR_01F050643
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000263828 | Government National Mortgage Association, TBAFR_21H040640
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000263828 | JPMorgan Chase & Co.FR_46625HRY8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000263828 | U.S. Treasury NotesFR_91282CQE4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000263828 | Wells Fargo & Co.FR_95000U3E1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000263828 | Federal National Mortgage AssociationFR_31418EKT6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000263828 | Government National Mortgage Association REMICSFR_38384W6J9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000263828 | Uniform Mortgage-Backed Security, TBAFR_01F050445
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000263828 | HSBC Holdings PLC (United Kingdom)FR_404280CL1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000263828 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000263828 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000263828 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000263828 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(12.20%)
C000263828 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000263828 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000263828 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000263828 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000263828 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000263828 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003074 | U.S. Treasury NotesFR_91282CQH7
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003074 | Uniform Mortgage-Backed Security, TBAFR_01F032658
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003074 | Uniform Mortgage-Backed Security, TBAFR_01F050643
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003074 | Uniform Mortgage-Backed Security, TBAFR_01F040644
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003074 | Government National Mortgage Association, TBAFR_21H040640
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003074 | Uniform Mortgage-Backed Security, TBAFR_01F042640
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003074 | TCW Private Asset Income FundFR_87807Y206
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003074 | Uniform Mortgage-Backed Security, TBAFR_01F052649
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003074 | Uniform Mortgage-Backed Security, TBAFR_01F020653
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003074 | U.K. GiltsFR_BSQNRCII6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003074 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000003074 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000003074 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(14.20%)
C000003074 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000003074 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000003074 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000003074 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000003074 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000003074 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003074 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003075 | U.S. Treasury NotesFR_91282CQH7
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003075 | Uniform Mortgage-Backed Security, TBAFR_01F032658
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003075 | Uniform Mortgage-Backed Security, TBAFR_01F050643
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003075 | Uniform Mortgage-Backed Security, TBAFR_01F040644
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003075 | Government National Mortgage Association, TBAFR_21H040640
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003075 | Uniform Mortgage-Backed Security, TBAFR_01F042640
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003075 | TCW Private Asset Income FundFR_87807Y206
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003075 | Uniform Mortgage-Backed Security, TBAFR_01F052649
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003075 | Uniform Mortgage-Backed Security, TBAFR_01F020653
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003075 | U.K. GiltsFR_BSQNRCII6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003075 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000003075 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000003075 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(14.20%)
C000003075 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000003075 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000003075 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000003075 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000003075 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000003075 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003075 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000228997 | U.S. Treasury NotesFR_91282CQH7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228997 | Uniform Mortgage-Backed Security, TBAFR_01F050643
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000228997 | Government National Mortgage Association, TBAFR_21H040640
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000228997 | Government National Mortgage Association, TBAFR_21H032654
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228997 | Government National Mortgage Association, TBAFR_21H050649
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228997 | Government National Mortgage Association, TBAFR_21H022648
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000228997 | U.S. Treasury NotesFR_91282CPZ8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000228997 | Government National Mortgage Association, TBAFR_21H042646
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000228997 | Federal National Mortgage AssociationFR_31418EE48
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000228997 | Federal National Mortgage AssociationFR_31418EJ43
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000228997 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000228997 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(16.20%)
C000228997 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000228997 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000228997 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000228997 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000228997 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000228997 | AssetCommercial Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000228996 | U.S. Treasury NotesFR_91282CQH7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228996 | Uniform Mortgage-Backed Security, TBAFR_01F050643
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000228996 | Government National Mortgage Association, TBAFR_21H040640
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000228996 | Government National Mortgage Association, TBAFR_21H032654
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228996 | Government National Mortgage Association, TBAFR_21H050649
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228996 | Government National Mortgage Association, TBAFR_21H022648
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000228996 | U.S. Treasury NotesFR_91282CPZ8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000228996 | Government National Mortgage Association, TBAFR_21H042646
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000228996 | Federal National Mortgage AssociationFR_31418EE48
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000228996 | Federal National Mortgage AssociationFR_31418EJ43
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000228996 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000228996 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(16.20%)
C000228996 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000228996 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000228996 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000228996 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000228996 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000228996 | AssetCommercial Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003065 | U.S. Treasury NotesFR_91282CQG9
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003065 | U.S. Treasury NotesFR_91282CQH7
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003065 | Uniform Mortgage-Backed Security, TBAFR_01F040644
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003065 | Government National Mortgage Association, TBAFR_21H040640
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003065 | Uniform Mortgage-Backed Security, TBAFR_01F042640
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003065 | U.S. Treasury NotesFR_91282CPZ8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003065 | U.S. Treasury NotesFR_91282CQF1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003065 | U.S. Treasury BondsFR_912810UR7
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003065 | U.S. Treasury BondsFR_912810UT3
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003065 | Uniform Mortgage-Backed Security, TBAFR_01F032641
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003065 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000003065 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003065 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000003065 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(15.20%)
C000003065 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000003065 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000003065 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003065 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000003065 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000003065 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003066 | U.S. Treasury NotesFR_91282CQG9
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003066 | U.S. Treasury NotesFR_91282CQH7
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003066 | Uniform Mortgage-Backed Security, TBAFR_01F040644
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003066 | Government National Mortgage Association, TBAFR_21H040640
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003066 | Uniform Mortgage-Backed Security, TBAFR_01F042640
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003066 | U.S. Treasury NotesFR_91282CPZ8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003066 | U.S. Treasury NotesFR_91282CQF1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003066 | U.S. Treasury BondsFR_912810UR7
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003066 | U.S. Treasury BondsFR_912810UT3
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003066 | Uniform Mortgage-Backed Security, TBAFR_01F032641
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003066 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000003066 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003066 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000003066 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(15.20%)
C000003066 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000003066 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000003066 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003066 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000003066 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000003066 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000058170 | U.S. Treasury NotesFR_91282CQG9
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000058170 | U.S. Treasury NotesFR_91282CQH7
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000058170 | Uniform Mortgage-Backed Security, TBAFR_01F040644
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000058170 | Government National Mortgage Association, TBAFR_21H040640
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000058170 | Uniform Mortgage-Backed Security, TBAFR_01F042640
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000058170 | U.S. Treasury NotesFR_91282CPZ8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000058170 | U.S. Treasury NotesFR_91282CQF1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000058170 | U.S. Treasury BondsFR_912810UR7
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000058170 | U.S. Treasury BondsFR_912810UT3
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000058170 | Uniform Mortgage-Backed Security, TBAFR_01F032641
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000058170 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000058170 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000058170 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000058170 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(15.20%)
C000058170 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000058170 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000058170 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000058170 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000058170 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000058170 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000102908 | U.S. Treasury NotesFR_91282CQG9
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000102908 | U.S. Treasury NotesFR_91282CQH7
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000102908 | Uniform Mortgage-Backed Security, TBAFR_01F040644
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000102908 | Government National Mortgage Association, TBAFR_21H040640
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000102908 | Uniform Mortgage-Backed Security, TBAFR_01F042640
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000102908 | U.S. Treasury NotesFR_91282CPZ8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000102908 | U.S. Treasury NotesFR_91282CQF1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000102908 | U.S. Treasury BondsFR_912810UR7
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102908 | U.S. Treasury BondsFR_912810UT3
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102908 | Uniform Mortgage-Backed Security, TBAFR_01F032641
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000102908 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000102908 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000102908 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000102908 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(15.20%)
C000102908 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000102908 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000102908 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000102908 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000102908 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000102908 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000218401 | U.S. Treasury NotesFR_91282CQG9
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000218401 | U.S. Treasury NotesFR_91282CQH7
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000218401 | Uniform Mortgage-Backed Security, TBAFR_01F040644
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000218401 | Government National Mortgage Association, TBAFR_21H040640
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000218401 | Uniform Mortgage-Backed Security, TBAFR_01F042640
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218401 | U.S. Treasury NotesFR_91282CPZ8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000218401 | U.S. Treasury NotesFR_91282CQF1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000218401 | U.S. Treasury BondsFR_912810UR7
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000218401 | U.S. Treasury BondsFR_912810UT3
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000218401 | Uniform Mortgage-Backed Security, TBAFR_01F032641
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000218401 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000218401 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000218401 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000218401 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(15.20%)
C000218401 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000218401 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000218401 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218401 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000218401 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000218401 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000263829 | U.S. Treasury NotesFR_91282CQG9
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000263829 | U.S. Treasury NotesFR_91282CQH7
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000263829 | Uniform Mortgage-Backed Security, TBAFR_01F040644
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000263829 | Government National Mortgage Association, TBAFR_21H040640
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000263829 | Uniform Mortgage-Backed Security, TBAFR_01F042640
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000263829 | U.S. Treasury NotesFR_91282CPZ8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000263829 | U.S. Treasury NotesFR_91282CQF1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000263829 | U.S. Treasury BondsFR_912810UR7
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000263829 | U.S. Treasury BondsFR_912810UT3
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000263829 | Uniform Mortgage-Backed Security, TBAFR_01F032641
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000263829 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000263829 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000263829 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000263829 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(15.20%)
C000263829 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000263829 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000263829 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000263829 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000263829 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000263829 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003072 | U.S. Treasury NotesFR_91282CQH7
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000003072 | Uniform Mortgage-Backed Security, TBAFR_01F050643
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003072 | Government National Mortgage Association, TBAFR_21H040640
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003072 | JPMorgan Chase & Co.FR_46625HRY8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003072 | U.S. Treasury NotesFR_91282CQE4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003072 | U.S. International Development Finance Corp.FR_90376PAL5
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003072 | Bank of America Corp.FR_06051GGF0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003072 | Citigroup, Inc.FR_172967NA5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003072 | Morgan Stanley Private Bank NAFR_61776NZU0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003072 | Wells Fargo & Co.FR_95000U2S1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003072 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000003072 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000003072 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(13.50%)
C000003072 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000003072 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000003072 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003072 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003072 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000003072 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003072 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003073 | U.S. Treasury NotesFR_91282CQH7
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000003073 | Uniform Mortgage-Backed Security, TBAFR_01F050643
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003073 | Government National Mortgage Association, TBAFR_21H040640
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003073 | JPMorgan Chase & Co.FR_46625HRY8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003073 | U.S. Treasury NotesFR_91282CQE4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003073 | U.S. International Development Finance Corp.FR_90376PAL5
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003073 | Bank of America Corp.FR_06051GGF0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003073 | Citigroup, Inc.FR_172967NA5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003073 | Morgan Stanley Private Bank NAFR_61776NZU0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003073 | Wells Fargo & Co.FR_95000U2S1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003073 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000003073 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000003073 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(13.50%)
C000003073 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000003073 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000003073 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003073 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003073 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000003073 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003073 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000105186 | Uniform Mortgage-Backed Security, TBAFR_01F032658
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000105186 | Uniform Mortgage-Backed Security, TBAFR_01F050643
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000105186 | Uniform Mortgage-Backed Security, TBAFR_01F040644
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000105186 | Government National Mortgage Association, TBAFR_21H040640
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105186 | Uniform Mortgage-Backed Security, TBAFR_01F042640
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000105186 | TCW Private Asset Income FundFR_87807Y206
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000105186 | Uniform Mortgage-Backed Security, TBAFR_01F052649
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105186 | U.K. GiltsFR_BSQNRCII6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000105186 | Federal Home Loan Mortgage Corp.FR_3132DWFQ1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105186 | Federal Home Loan Mortgage Corp.FR_3132DWFE8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000105186 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000105186 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000105186 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000105186 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(14.10%)
C000105186 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000105186 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000105186 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000105186 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000105186 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000105186 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000105185 | Uniform Mortgage-Backed Security, TBAFR_01F032658
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000105185 | Uniform Mortgage-Backed Security, TBAFR_01F050643
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000105185 | Uniform Mortgage-Backed Security, TBAFR_01F040644
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000105185 | Government National Mortgage Association, TBAFR_21H040640
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105185 | Uniform Mortgage-Backed Security, TBAFR_01F042640
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000105185 | TCW Private Asset Income FundFR_87807Y206
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000105185 | Uniform Mortgage-Backed Security, TBAFR_01F052649
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105185 | U.K. GiltsFR_BSQNRCII6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000105185 | Federal Home Loan Mortgage Corp.FR_3132DWFQ1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105185 | Federal Home Loan Mortgage Corp.FR_3132DWFE8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000105185 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000105185 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000105185 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000105185 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(14.10%)
C000105185 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000105185 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000105185 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000105185 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000105185 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000105185 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218402 | Uniform Mortgage-Backed Security, TBAFR_01F032658
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000218402 | Uniform Mortgage-Backed Security, TBAFR_01F050643
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000218402 | Uniform Mortgage-Backed Security, TBAFR_01F040644
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218402 | Government National Mortgage Association, TBAFR_21H040640
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218402 | Uniform Mortgage-Backed Security, TBAFR_01F042640
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218402 | TCW Private Asset Income FundFR_87807Y206
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218402 | Uniform Mortgage-Backed Security, TBAFR_01F052649
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218402 | U.K. GiltsFR_BSQNRCII6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000218402 | Federal Home Loan Mortgage Corp.FR_3132DWFQ1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000218402 | Federal Home Loan Mortgage Corp.FR_3132DWFE8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000218402 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000218402 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000218402 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000218402 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(14.10%)
C000218402 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000218402 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000218402 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000218402 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000218402 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000218402 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000263831 | Uniform Mortgage-Backed Security, TBAFR_01F032658
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000263831 | Uniform Mortgage-Backed Security, TBAFR_01F050643
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000263831 | Uniform Mortgage-Backed Security, TBAFR_01F040644
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000263831 | Government National Mortgage Association, TBAFR_21H040640
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000263831 | Uniform Mortgage-Backed Security, TBAFR_01F042640
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000263831 | TCW Private Asset Income FundFR_87807Y206
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000263831 | Uniform Mortgage-Backed Security, TBAFR_01F052649
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000263831 | U.K. GiltsFR_BSQNRCII6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000263831 | Federal Home Loan Mortgage Corp.FR_3132DWFQ1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000263831 | Federal Home Loan Mortgage Corp.FR_3132DWFE8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000263831 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000263831 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000263831 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000263831 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(14.10%)
C000263831 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000263831 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000263831 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000263831 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000263831 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000263831 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.20%

[1]	Less than 0.01%
[2]	Less than 0.01%
[3]	Less than 0.01%